Other Expenses, Net - Schedule of Other Expenses, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Other Expenses, Net [Abstract]
Unrealised exchange gains			¥ (4,873)	¥ (4,033)
Allowance for credit losses, net	505,754	$ 69,695	152
Allowances for obsolete inventories, net	9,841	1,356	688	(356)
Impairment of long-live assets	10,496	1,446
Government grants	(2,961)		(2,421)	(594)
Others	3,958		(915)	94
Total	¥ 527,088	$ 72,635	¥ (8,057)	¥ (4,533)